JULY 31, 1997

                                 [LOGO OMITTED]

                                  THE OVB FUNDS

                          PORTFOLIOS OF THE ARBOR FUND

                                   SEMI-ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS

[LOGO OMITTED]
THE OVB FUNDS

TABLE OF CONTENTS
-----------------------------------------------------
Letter to Shareholders..............................1
Investment Adviser's Review.........................2
Financial Statements................................5




THE OVB FUNDS:
[bullet] NOT FDIC INSURED
[bullet] NO BANK GUARANTEE
[bullet] MAY LOSE VALUE

                                                                  [LOGO OMITTED]
LETTER TO SHAREHOLDERS                                              JULY 31,1997
--------------------------------------------------------------------------------
[PHOTOGRAPH OF DAVID G. LEE OMITTED]

DEAR OVB FUNDS SHAREHOLDER:

DURING THIS PERIOD IN WHICH THE FINANCIAL MARKETS HAVE BECOME A TOPIC OF EVERYDAY CONVERSATION, IT CAN BE DIFFICULT TO RECALL THAT INVESTING WAS ONCE THE PROVINCE OF THOSE WHO WERE PARTICULARLY AFFLUENT, OR WHO HAD A SPECIAL INTEREST IN FINANCIAL MATTERS.

TODAY, HOWEVER, MILLIONS OF AMERICANS AT ALL ECONOMIC LEVELS ARE TAKING PART IN THE GROWTH OF THE FINANCIAL MARKETS THROUGH THE CONVENIENCE OF MUTUAL FUND INVESTING.

WE ARE PROUD TO BRING THE MUTUAL FUND REVOLUTION TO THE RESIDENTS OF WEST VIRGINIA -- AND NOW VIRGINIA -- BY WAY OF A DIVERSIFIED FAMILY OF NO-LOAD PORTFOLIOS, THE OVB FAMILY OF FUNDS.

SINCE GROWTH IS A GOAL THAT WE VERY MUCH SHARE WITH INVESTORS IN OUR FUNDS, WE ARE ESPECIALLY GRATIFIED BY THE RESULTS OF THE PAST SIX MONTHS, WHICH HAVE INCLUDED SOLID GAINS THROUGHOUT OUR MUTUAL FUND FAMILY.

ON BEHALF OF OUR INVESTMENT MANAGEMENT TEAM, WE THANK YOU FOR CHOOSING THE OVB FAMILY OF FUNDS AS YOUR VEHICLE FOR PARTICIPATING IN AMERICA'S ECONOMIC GROWTH.


                                                  /S/ SIGNATURE

                                                     David G. Lee
                                                     President
                                                     The Arbor Fund

INVESTMENT ADVISER'S REVIEW
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REVIEW
   The six-month period ending July 31, 1997 was one of strong results in the stock, bond, and money markets, as the economy continued to benefit from low inflation, moderate growth, stable interest rates, and healthy corporate profits.
   These conditions have created an ideal environment for financial assets. And while we cannot predict how much longer the current trend will continue, we see no immediate signs of a dramatic change in any of the factors fueling the markets' rise.

MONEY MARKET REVIEW
   At its March 1997 meeting, the Federal Reserve Board increased short-term rates by one quarter of one percent, causing a brief uptick in yields. Otherwise, yields moved in a very narrow range during most of the period.
   Looking ahead, we see a continuation of the current trend toward stability in short-term rates. This could change, of course, if economic growth or other market conditions cause the Fed to take more aggressive action.

BOND MARKET REVIEW
   Conventional wisdom says that an economy cannot experience strong growth without generating inflationary pressure. However, the current economy is proving this wisdom to be wrong, at least for the moment.
   Economic growth during the period was particularly strong, with first quarter results showing an annual rate of expansion of nearly six percent. At the same time, the news on inflation was the best it has been in many years, as the Producer Price Index actually declined for six months in a row -- a record that has not been equalled in the fifty-year history of the Index.
   Among the reasons for this seeming paradox were restrained monetary growth, the growing impact of global wage competition, and rising productivity -- due largely to the impact of technology.
   The bond market has been slow to accept the reality of the current conditions, and has flinched with every release of good economic news. However, most market declines have been relatively small and short-lived, so that overall performance for the period was fairly strong.
   Going forward, we see still more reasons to maintain a positive outlook for bonds. For example, strong Federal tax receipts are reducing the Federal deficit,

                                                                  [LOGO OMITTED]
                                                                    JULY 31,1997
--------------------------------------------------------------------------------

which is projected to be as low as $37 billion by October. This, along with the new balanced budget amendment, may actually reduce the government's need to issue new Treasury securities in the future, tightening supply.
   Not all signs are positive, however. The central banks of some foreign nations have been selling U.S. Treasury securities at the most rapid pace in over five years, putting a damper on the market. And the threat of inflation could yet lead the Federal Reserve Board to raise rates in the months ahead.
   In the tax-exempt market, the supply of new issues within the state of West Virginia has been adequate, although not exceptional. This, along with relatively stable market conditions, resulted in good overall performance during the past six months.
   Looking ahead in the tax-exempt market, we believe that the new Federal tax law could have a mixed impact on investors. On the positive side, certain stipulations may discourage non-essential financings such as stadium construction, reducing overall supply.
   The supply of new issues could be further reduced by the fact that many state budgets are currently running at a surplus. On the negative side, the reduction in capital gains taxes on equities could somewhat reduce the attractiveness of municipal bonds for some investors.

EQUITY MARKET REVIEW
   Like the bond market, the equity market has tested some long held beliefs in the past six months. For instance, history has shown that whenever the Dow Jones Industrial Average rises by more than 50% over a two-year period, it declines during the third year. And while calendar 1997 is not yet over, the market appears poised to break that tradition with solid gains for a third consecutive year.
   The reasons, once again, include ongoing economic growth, low inflation, stable interest rates, and strong corporate profits. In addition, money continues to flow into the market from 401(k) plans and other sources, as individual investors have embraced the wisdom of investing regardless of whether the market is up or down.
   The market continues to be dominated by large-capitalization issues, which are benefitting from strong profits as well as the popularity of "index" funds, most of which are heavily weighted in larger issues.
   This trend has benefitted the OVB Equity Income Portfolio, which holds a large proportion of large-cap issues. And while dividend income continues to shrink due to rising stock prices, many companies have compensated investors through dividend increases and stock buyback programs, both of which benefit stockholders.
                                                                     (CONTINUED)

INVESTMENT ADVISER'S REVIEW (CONCLUDED)
--------------------------------------------------------------------------------

   Also seeking to take advantage of this trend, the Capital Appreciation Portfolio has placed an emphasis on large-capitalization issues. However, the Portfolio maintains some exposure to mid-cap issues, in the belief that their very attractive valuations will soon lead to a rally in this sector.
   Looking ahead, we remain optimistic about the equity markets, due to the continued strength of the economy and corporate profits. Also, the markets should benefit from the upcoming reductions in capital gains tax rates, which will increase the attractiveness of owning stocks -- particularly those smaller-cap issues (such as those found in the OVB Emerging Growth Portfolio) whose primary form of growth is capital gains, rather than income.
   Recognizing that the markets never move in a straight line, however, we see potential short-term corrections if interest rates should rise, or if corporate profits should prove to be disappointing.

CONCLUSION
   While many people are asking when the current market conditions will end, we believe that the question is irrelevant for long-term investors. Because history has shown, yet again, that the markets reward those who remain invested through the best -- and worst -- of times.
   As always, we thank you for joining us on this journey, and we will continue to strive to earn your confidence in the OVB Family of Funds.



                                                    /S/ SIGNATURE
                                                    J. RANDY VALENTINE
                                                    SENIOR VICE PRESIDENT
                                                    ONE VALLEY BANK, N.A.

                                                                  [LOGO OMITTED]
STATEMENT OF NET ASSETS                                JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------

[Pie Chart depicting percentage of Portfolio investments omitted]

Plot Points are as follows:

CORPORATE OBLIGATION 4%
BANKER'S ACCEPTANCE 3%
U.S. GOVERNMENT AGENCY OBLIGATION 7%
FLOATING RATE INSTRUMENTS 13%
MORTGAGE RELATED 3%
CERTIFICATE OF DEPOSIT 3%
BANK NOTES 6%
REPURCHASE AGREEMENT 1%
COMMERCIAL PAPER 60%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 59.5%
   Banking -- 6.9%
   Government Development Bank of Puerto Rico
     5.790%, 08/19/97              $ 3,000   $  2,991
   New Center Asset Trust
     5.570%, 12/15/97                3,000      2,937
--------------------------------------------------------------------------------
   TOTAL BANKING                                5,928
--------------------------------------------------------------------------------
   Financial Services -- 43.3%
   Associates of  North America
     5.764%, 08/25/97                3,000      2,989
   BT Securities
     5.640%, 09/23/97                2,800      2,777
   Centric Funding
     5.738%, 09/08/97                1,900      1,889
   Corporate Receivable
     5.612%, 08/08/97                3,000      2,997
   Enterprise Funding
     5.657%, 09/12/97                2,500      2,484
   Eureka
     5.676%, 08/04/97                2,500      2,499

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   General Electric Capital
     5.927%, 11/26/97              $ 3,000   $  2,945
   GMAC
     6.056%, 11/10/97                3,000      2,951
   Greenwich Funding
     5.640%, 08/06/97                2,600      2,598
   Kitty Hawk Funding
     5.822%, 09/02/97                3,000      2,985
   Peacock Funding
     5.689%, 10/06/97                2,007      1,987
   Ranger Funding
     5.648%, 09/19/97                2,500      2,481
   Societe Generale North America
     5.853%, 12/10/97                3,000      2,939
   Svenska Handels Banking New York
     5.701%, 09/30/97                2,500      2,477
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                    36,998
--------------------------------------------------------------------------------
   Industrial -- 9.3%
   Aon
     5.760%, 08/01/97                2,475      2,475
   Chevron Transport
     5.908%, 12/08/97                3,000      2,939
   Toshiba America
     5.746%, 08/22/97                2,500      2,492
--------------------------------------------------------------------------------
   TOTAL INDUSTRIAL                             7,906
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER
     (COST $50,832)                            50,832
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 7.0%
   FNMA (A)
     5.440%, 08/25/97                6,000      6,000
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY
     OBLIGATION (COST $6,000)                   6,000
--------------------------------------------------------------------------------
BANKER'S ACCEPTANCE -- 3.5%
   Bank of Hawaii
     5.670%, 08/27/97                3,000      2,988
--------------------------------------------------------------------------------
   TOTAL BANKER'S ACCEPTANCE
     (COST $2,988)                              2,988
--------------------------------------------------------------------------------
CORPORATE OBLIGATION -- 3.5%
   Bank of America (A)
     5.650%, 10/16/97                3,000      2,999
--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATION
     (COST $2,999)                              2,999
--------------------------------------------------------------------------------

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
FLOATING RATE INSTRUMENTS -- 12.9%
   Bank One, Columbus (A)
     5.470%, 09/24/97              $ 3,000   $  2,998
   Key Bank (A)
     5.860%, 08/30/97                3,000      2,999
   People's Security Life (A)
     5.980%, 08/01/97                3,000      3,000
   Travelers Insurance (A)
     5.831%, 10/01/97                2,000      2,000
--------------------------------------------------------------------------------
   TOTAL FLOATING RATE INSTRUMENTS
     (COST $10,997)                            10,997
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 3.5%
   Goldman Sachs Investment Trust
     Ser 1997-C, Cl N (A)
     5.688%, 08/15/97                3,000      3,000
--------------------------------------------------------------------------------
   TOTAL MORTGAGE RELATED (COST $3,000)         3,000
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 3.5%
   Bank of Tokyo Mitsubishi
     5.940%, 11/17/97                3,000      3,000
--------------------------------------------------------------------------------
   TOTAL CERTIFICATE OF DEPOSIT
     (COST $3,000)                              3,000
--------------------------------------------------------------------------------
BANK NOTES -- 5.9%
   First National Bank of Boston
     5.650%, 10/08/97                2,500      2,500
   Morgan Guaranty NY
     5.955%, 06/22/98                2,500      2,499
--------------------------------------------------------------------------------
   TOTAL BANK NOTES
     (COST $4,999)                              4,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
   Lehman Government Securities
     5.76%, dated 07/31/97, matures
     08/01/97, repurchase price
     $842,135 (collateralized
     by U.S. Treasury STRIPS,
     par value $4,095,000, 0%,
     08/15/21: market value $874,754)  842        842
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $842)                                  842
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.3%
     (COST $85,657)                            85,657
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
   Other Assets and Liabilities, Net          $  (264)
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES            (264)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value) based on
   79,275,324 outstanding shares of
   beneficial interest                         79,275
Portfolio Shares of Class B (unlimited
   authorization  -- no par value) based on
   6,127,016 outstanding shares of
   beneficial interest                          6,127
Accumulated net realized loss on investments       (9)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $85,393
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $1.00
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS B                         $1.00
--------------------------------------------------------------------------------
(A) Floating Rate Instrument.  Rate reflected on the Statement of Net Assets is the rate in effect on July 31, 1997.
Cl     Class
FNMA   Federal National Mortgage Association
Ser    Series
STRIPS Separately Traded Registered Interest and Principal Securities

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------

[Pie Chart depicting percentage of Portfolio investments omitted]
Plot Points are as follows:

MUNICIPAL BONDS 99%
CASH EQUIVALENT 1%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%
   West Virginia -- 98.6%
   Beckley, Industrial Development
     Authority, Beckley Water
     Project, RB
     7.000%, 10/01/17              $ 1,000   $  1,095
   Beckley, Nursing Facility
     Health Care Project, RB
     6.000%, 09/01/12                  310        317
   Beckley, Sewage System
     Refunding, RB
     6.750%, 10/01/25                  400        421
   Berkeley County, Board of
     Education, GO, BIG
     7.375%, 04/01/03                  425        490
   Berkeley County, Board of
     Education, GO, FGIC
     4.500%, 06/01/09                  940        913
     4.125%, 06/01/10                  400        370
   Berkeley County, Sewer System
     Refunding, RB, MBIA
     5.625%, 10/01/19                  895        925
   Brooke County, Board of Education,
     GO, AMBAC
     8.800%, 08/01/97                   85         85
     9.000%, 08/01/98                   15         16
   Brooke County, Tyler Wetzel
     Project, RB
     7.400%, 08/15/10                1,675      2,029

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   Cabell County, Board of
     Education, GO, MBIA
     6.500%, 05/01/03               $  150     $  167
     6.600%, 05/01/04                1,000      1,131
   Cabell, Putnam & Wayne Counties,
     Single Family Mortgage, FGIC
     7.375%, 04/01/10                  250        296
   Cabell, Putnam & Wayne Counties,
     Single Family Residence Mortgage,
     RB, FGIC
     7.375%, 04/01/11                  440        531
   Charleston, Community Parking
     Facilities Authority, RB
     6.000%, 12/01/10                  300        312
     0.000%, 12/01/26                4,000        580
   Charleston, Parking Facility
     Improvements Project,
     RB, Ser A
     7.000%, 06/01/16                1,080      1,188
   Charleston, Public Housing
     Authority, RB
     5.000%, 02/01/99                  100        102
   Clarksburg, Water Refunding &
     Improvements, RB
     6.100%, 09/01/04                  450        493
     6.200%, 09/01/05                  500        548
     6.250%, 09/01/19                  430        450
   Crab Orchard-MacArthur, Public
     Service District Sewer Project,
     RB, AMBAC
     5.500%, 10/01/25                1,170      1,190
   Fairmont West Virginia
     Waterworks Revenue Bond, MBIA
     5.375%, 07/01/13                  680        695
   Fayette County, Pollution Control
     Union Carbide Project, RB
     5.200%, 02/01/98                  127        128
   Greenbrier County, Public Service
     District Sewer Project, RB
     5.625%, 10/01/19                  500        516
   Greenbrier County, Public Service
     District Sewer Project, RB, MBIA
     5.850%, 10/01/15                  700        745
   Harrison County, Board of
     Education, GO, FGIC
     6.200%, 05/01/04                  850        943
     6.400%, 05/01/07                  175        201
   Harrison County, Solid Waste
     Disposal, RB, MBIA
     6.300%, 05/01/23                  200        213
   Harrison County, Solid Waste
     Disposal, Monongahela Power
     Company, Ser A, RB
     6.875%, 04/15/22                2,150      2,365

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   Harrison County, Solid Waste
     Disposal, Potomac Edison
     Project, Ser B,
     RB, AMBAC
     6.250%, 05/01/23                $ 400     $  423
   Harrison County, Solid Waste
     Disposal,
     West Penn Power Harrison
     Project, Ser B, RB, AMT
     6.300%, 05/01/23                  500        532
   Huntington County, Sewer System
     Refunding, RB, FSA
     5.375%, 11/01/23                1,000      1,000
   Jackson County, Residential
     Mortgage, RB, FGIC
     7.375%, 06/01/10                  420        487
   Kanawha County, Building
     Commission, Charleston Area
     Medical Center Project, RB
     6.250%, 12/01/98                   50         51
   Kanawha County, Building
     Commission, Charleston Area
     Medical Center Project,
     Ser A, RB, AMBAC
     7.500%, 11/01/08                1,000      1,094
   Kanawha County, Residential
     Mortgage, RB, FGIC
     7.375%, 09/01/10                1,030      1,190
     7.375%, 09/01/11                  285        343
   Kanawha County, Single Family
     Mortgage, RB, FGIC
     7.100%, 12/01/99                   15         16
     7.300%, 12/01/04                  805        939
     7.400%, 12/01/10                  185        222
   Kanawha, Mercer & Nicholas
     Counties, Single Family
     Mortgage, RB, Prerefunded
     02/01/14 @ 89.8452
     0.000%, 02/01/15                2,000        730
   Kanawha & Putnam Counties,
     Huntington/Charleston,
     Single Family
     Mortgage, Ser A, RB
     0.000%, 12/01/16                2,000        697
   Logan County, Health Care
     Center Project, RB
     8.000%, 12/01/16                  690        856
   Marion County, Single Family
     Mortgage, RB, FGIC
     7.100%, 08/01/99                  135        143
     7.375%, 08/01/11                  495        596

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   Marshall County, Pollution
     Ohio Power Project,
     Ser B, RB, MBIA
     5.450%, 07/01/14               $  800     $  818
   Marshall County, Pollution
     Control, Ohio Power Project,
     Ser C, RB, MBIA
     6.850%, 06/01/22                1,000      1,112
   Marshall County, Special
     Obligation Refunding, GO
     6.500%, 05/15/10                  855        936
   Mason County, Pollution Control,
     Ohio Power Project,
     Ser B, RB, AMBAC
     5.450%, 12/01/16                  720        730
   Mason County, Single Family
     Mortgage, RB, FGIC
     7.400%, 08/01/11                  608        747
   Monongalia County, Board of
     Education, GO, MBIA
     7.000%, 04/01/03                1,000      1,131
   Monongalia County, Single
     Family Mortgage, RB
     7.200%, 03/01/11                1,280      1,469
   Morgantown, Building Commission
     Municipal Lease, RB, MBIA
     5.750%, 01/01/19                  250        260
   Ohio County, Board of Education,
     GO, MBIA
     5.250%, 06/01/16                1,070      1,091
     5.250%, 06/01/17                  830        848
   Parkersburg, Waterworks &
     Sewer System Project, RB, FSA
     5.800%, 09/01/19                2,600      2,714
   Pea Ridge, Public Service
     District Sewer Project,
     Ser 1994, RB, AMBAC
     7.000%, 05/01/20                   10         11
   Pleasants County, Pollution
     Control, Potomac Edison
     Project, RB, AMBAC
     6.150%, 05/01/15                  500        541
   Pleasants County, Pollution
     Control, West Penn Power,
     RB, AMBAC
     6.150%, 05/01/15                  500        541
   Raleigh, Fayette & Nicholas
     Counties, Special
     Obligation Bonds
     6.150%, 08/01/03                  100        109
     6.250%, 08/01/11                  795        890
   South Charleston,
     Herbert J. Thomas
     Memorial Hospital Project, RB,
     Prerefunded 10/01/98 @ 102
     8.000%, 10/01/04                  500        532

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   South Charleston,
     Herbert J. Thomas
     Memorial Hospital Project,
     Ser A, RB, MBIA
     5.500%, 10/01/09              $ 1,020    $ 1,053
   Webster County, Multifamily
     Housing, Circlebrook Project,
     Ser A, RB
     6.500%, 04/01/18                1,010      1,069
   West Virginia State GO, FGIC
     6.500%, 11/01/26                1,000      1,172
   West Virginia State Board of
     Regents, RB, MBIA
     5.900%, 04/01/04                  385        419
     6.000%, 04/01/04                  280        295
   West Virginia State Board of
     Regents, Ser B, RB, MBIA
     7.250%, 04/01/03                   50         54
   West Virginia State Building
     Commission, Lottery
     Revenue, RB
     5.500%, 07/01/07                1,000      1,071
     5.250%, 07/01/09                2,000      2,073
   West Virginia State College,
     RB, AMBAC
     5.875%, 04/01/05                  900        972
     6.000%, 04/01/06                  425        462
     6.000%, 04/01/07                  425        463
     6.000%, 04/01/12                  890        958
   West Virginia State Economic
     Development
     Tourism Authority,
     Ser B, RB, FGIC
     4.625%, 07/01/19                  900        927
   West Virginia State General
     Obligation, Ser D, FGIC
     5.000%, 11/01/21                2,000      1,963
   West Virginia State Hospital
     Finance Authority, RB, FSA
     4.700%, 08/01/06                  300        300
     5.000%, 08/01/09                  250        253
   West Virginia State Hospital
     Finance Authority, Cabell
     County Project, RB
     7.875%, 01/01/19                  200        214
   West Virginia State Hospital
     Financing Authority,
     Charleston Area Medical
     Center Project, Ser A, RB
     6.500%, 09/01/16                  625        674

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   West Virginia State Hospital
     Finance Authority, Charleston
     Area Medical Center Project,
     Ser A, RB,  Prerefunded
     06/01/96 @ 102
     6.500%, 09/01/23               $3,310     $3,562
   West Virginia State Hospital
     Finance Authority,
     Linked Bears and Bulls,
      RB, MBIA
     6.100%, 01/01/18                1,300      1,355
   West Virginia State Hospital
     Finance Authority, University
     Medical Center
     Project, RB, MBIA
     5.900%, 01/01/06                  680        728
   West Virginia State Hospital
     Financing Authority,
     University Hospitals
     Project, RB, MBIA
     5.400%, 06/01/11                  500        513
   West Virginia State Housing
     Development Fund, Ser E, RB
     6.250%, 11/01/12                1,000      1,049
   West Virginia State Parkways
     Economic Development &
     Tourism Authority, RB, FGIC
     4.800%, 05/15/00                  340        346
     0.000%, 07/01/03                  250        193
     0.000%, 05/15/07                  500        314
     5.800%, 05/15/13                  140        147
   West Virginia State
     School Building
     Authority, RB, MBIA
     5.250%, 07/01/99                  100        102
     6.250%, 07/01/01                  500        536
     7.250%, 07/01/15                  560        618
   West Virginia State School
     Building Authority, Ser 1994,
      RB, MBIA
     5.625%, 07/01/02                  100        106
   West Virginia State School
     Building Authority, Capital
     Improvement, Ser B,
     RB, MBIA
     5.750%, 07/01/15                1,000      1,026
     6.750%, 07/01/17                  900        981
   West Virginia State University
     Project, RB, AMBAC
     6.000%, 04/01/07                  400        438
     6.000%, 04/01/12                  700        753

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (CONTINUED)
   West Virginia State Water
     Development Authority,
     RB, FSA
     5.800%, 11/01/12               $  450     $  461
   West Virginia State Water
     Development Authority,
     Ser A, RB
     7.700%, 11/01/29                1,500      1,686
   West Virginia State Water
     Development Authority,
     Ser A-I, RB, FSA
     5.250%, 11/01/21                  795        793
   West Virginia State Water
     Development Authority, Sewer
     System Loan Program, RB
     7.100%, 11/01/09                1,350      1,583
   West Virginia State Water
     Development Authority Loan
     Program, Ser A, RB
     7.000%, 11/01/11                  800        895
   West Virginia State Water
     Development Authority Loan
     Program, Capital
     Guaranty Custodial Receipts
     7.500%, 11/01/29                  500        546
   West Virginia State Water
     Development Authority Loan
     Program II, Ser A, RB
     7.300%, 11/01/11                  475        540
   West Virginia State Water
     Development Authority Loan
     Program II, Ser A, RB, FSA
     5.500%, 11/01/23                  625        631
   West Virginia State Water
     Development Authority Loan
     Program II, Ser A-II, RB, FSA
     6.050%, 11/01/13                1,000      1,031
   West Virginia State Water
     Development Authority Loan
     Program II, Ser B, RB, FSA
     5.375%, 11/01/25                  785        788
   West Virginia State, GO
     6.000%, 06/01/98                   15         15
     4.000%, 02/01/99                   15         15
   West Virginia State,
     Ser A, GO, FGIC
     5.750%, 11/01/21                2,340      2,448
     5.250%, 11/01/26                1,645      1,659
   West Virginia State, Building
     Commission Lease, Regional
     Jail & Correction Facility
     Project, Ser A, RB, MBIA
     6.500%, 07/01/00                  105        112
   West Virginia State, Housing
     Development Authority,
     Ser A, RB
     5.450%, 11/01/21                  135        135

--------------------------------------------------------------------------------
                                  SHARES/FACE  VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
   West Virginia State, Housing
     Development Fund, BIG
     7.375%, 11/01/05               $  500    $   512
   West Virginia State, Housing
     Development Fund, RB
     6.100%, 11/01/99                   15         15
     6.000%, 12/15/08                  600        618
     6.000%, 12/15/09                  600        616
   West Virginia State, Housing
     Development Fund, Ser A, RB
     6.700%, 05/01/08                  210        224
     6.700%, 11/01/09                  285        302
   West Virginia State, Housing
     Development Fund,
     Ser A, RB, AMBAC
     5.500%, 11/01/11                  530        535
   West Virginia State, Housing
     Development Fund, Ser E, RB
     6.350%, 05/01/24                1,375      1,433
   West Virginia University,
     Marshall Library Project,
     RB, AMBAC
     5.750%, 04/01/16                1,000      1,043
   West Virginia Water Development
     Authority Loan Program II,
     Ser A, RB, FSA
     5.750%, 11/01/29                  150        155
   West Virginia Water Development
     Authority Loan Program II,
     Ser B, RB, FSA
     5.375%, 11/01/25                  920        923
   Wheeling, Waterworks
     & Sewage System,
     Ser B, RB, FGIC
     6.450%, 12/01/07                1,000      1,098
     6.650%, 12/01/15                1,100      1,217

--------------------------------------------------------------------------------
   TOTAL WEST VIRGINIA                         92,442
--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
     (COST $86,701)                            92,442
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.6%
   SEI Tax Exempt Trust
   Tax Free Portfolio                  567        567
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT
     (COST $567)                                  567
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.2%
     (COST $87,268)                            93,009
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%
   Other Assets and Liabilities, Net              767
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES             767
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 8,452,796 outstanding shares of
   beneficial interest                        $80,880
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 695,932 outstanding shares of
   beneficial interest                          6,845
Accumulated net realized gain on investments      310
Net unrealized appreciation on investments      5,741

--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                 $93,776
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS A                        $10.25
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS B                        $10.24
--------------------------------------------------------------------------------

AMBAC    American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
BIG      Bond Investors Guaranty
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assurance
GO       General Obligation
MBIA     Municipal Bond Investor Assurance
RB       Revenue Bond
Ser      Series

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

[Pie Chart depicting percentage of Portfolio investments omitted]
Plot Points are as follows:

COMMON STOCKS 4%
U.S. GOVERNMENT AGENCY OBLIGATIONS 52%
REPURCHASE AGREEMENT 5%
CORPORATE OBLIGATIONS 1%
MUNICIPAL BONDS 9%
U.S. TREASURY OBLIGATIONS 29%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 28.5%
   U.S.Treasury Bonds
     8.375%, 08/15/08              $   950    $ 1,063
     8.750%, 11/15/08                  300        341
     9.125%, 05/15/09                  300        350
     7.500%, 11/15/24                  500        573
   U.S.Treasury Notes
     7.000%, 04/15/99                  431        440
     8.750%, 08/15/00                  416        450
     8.000%, 05/15/01                1,331      1,427
     7.500%, 11/15/01                1,500      1,590
     6.250%, 01/31/02                  500        507
     7.500%, 05/15/02                1,169      1,247
     6.000%, 07/31/02                2,000      2,008
     7.875%, 11/15/04                1,000      1,109
     7.625%, 02/15/07                1,000      1,061

--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
   U.S.Treasury STRIPS
     0.000%, 02/15/07              $ 1,000   $    560
     0.000%, 05/15/11                1,000        421
     0.000%, 11/15/18                2,500        643
     0.000%, 11/15/20                1,400        317
     0.000%, 02/15/25                3,000        531
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $14,092)                            14,638
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 52.1%
   FFCB MTN
     5.690%, 03/03/00                2,000      1,990
     5.800%, 12/18/00                  400        393
     6.150%, 03/03/03                1,000      1,000
     8.400%, 12/01/05                1,500      1,702
     6.900%, 09/08/15                  600        614
   FHLB
     7.040%, 05/24/99                  500        510
     8.375%, 10/25/99                  750        789
     7.780%, 10/19/01                  500        532
     8.090%, 12/28/04                  400        445
     8.125%, 03/07/05                1,000      1,048
   FHLB MTN
     6.880%, 04/26/00                  500        511
     5.990%, 10/01/03                  500        490
     7.030%, 05/06/11                  500        528
   FHLMC
     6.900%, 04/04/03                  500        507
     8.640%, 10/14/09                  400        418
     7.500%, 11/01/09                1,668      1,707
     8.060%, 03/24/10                  500        517
   Financing Corporation
     8.600%, 09/26/19                  500        604
   FNMA
     6.390%, 12/09/03                1,000        991
     6.320%, 12/23/03                  400        396
     8.250%, 10/12/04                  500        522
   Housing Urban Development
     94a Abilene, Taxable,
     Callable 08/01/03 @ 100
     7.180%, 08/01/13                  160        166
   Housing Urban Development
     94a Barberton, Taxable,
     Callable 08/01/03 @ 100
     7.180%, 08/01/13                  520        538

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FACE AMOUNT   VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   Housing Urban Development 94a
     Egg Harbor, Taxable, Callable
     08/01/03 @ 100
     6.930%, 08/01/08                $ 160    $   164
     7.180%, 08/01/13                  220        227
   Housing Urban Development 94a
     Ocean Shores, Taxable, Callable
     08/01/03 @ 100
     6.930%, 08/01/08                  225        228
   Housing Urban Development 94a
     Pohatcong Township, Taxable,
     Callable 08/01/03 @ 100
     6.930%, 08/01/08                  240        243
   Housing Urban Development 94a
     Providence, Taxable, Callable
     08/01/03 @ 100
     6.930%, 08/01/08                  130        133
   Housing Urban Development 94a
     Roanoke, Taxable, Callable
     08/01/03 @ 100
     7.180%, 08/01/13                  100        103
   Housing Urban Development 92a
     Scranton, Taxable, Callable
     08/01/02 @ 100
     7.800%, 08/01/10                  400        427
   Housing Urban Development 94a
     Tacoma, Taxable, Callable
     08/01/03 @ 100
     7.080%, 08/01/11                  365        370
   Housing Urban Development 94a-I
     Montgomery, Taxable, Callable
     08/01/03 @ 100
     6.930%, 08/01/08                   55         56
   Private Export Funding
     7.300%, 01/31/02                2,100      2,205
     6.240%, 05/15/02                  250        252
     7.950%, 11/01/06                1,500      1,629
   TVA
     8.375%, 10/01/99                1,169      1,226
     7.450%, 10/15/01                2,000      2,065
     6.875%, 01/15/02                  500        507

--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $26,014)                            26,753
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 8.7%
   Berkeley County, WV IRS Computer
     Center Facility Project,
     Ser 1994, Taxable RB
     7.900%, 07/15/03                  640        690
   Chicago Heights, IL, Ser B,
     Taxable GO,
     Callable 12/01/12
     @ 100, FGIC
     7.550%, 12/01/13                1,000      1,079

--------------------------------------------------------------------------------
                                  SHARES/FACE    VALUE
DESCRIPTION                       AMOUNT (000)   (000)
--------------------------------------------------------------------------------
   Fairview, MN Hospital &
     Health Care Services,
     Ser B, Refunding Taxable
     RB, MBIA
     7.000%, 11/15/15               $  670    $   703
   Gardena, CA Financing Agency,
     Taxable RB, Prerefunded
     07/01/03 @ 102
     9.250%, 07/01/13                  200        230
   Henry County, GA Water & Sewer
     Authority, Ser B, Taxable
     RB, AMBAC
     6.000%, 02/01/04                  250        245
     6.000%, 02/01/05                  220        214
     6.700%, 02/01/11                  200        198
   Las Vegas, NV Fremont Street
     Project, Taxable GO, Callable
     07/01/03 @ 101, FGIC
     7.200%, 07/01/15                  800        826
   San Bernardino County, CA COP,
     Taxable, Prerefunded
     03/01/04 @ 102
     8.500%, 03/01/14                  275        314

--------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS
     (COST $4,341)                              4,499
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 1.4%
   American Heavy Lift Title XI
     7.180%, 06/01/17                  200        206
   General Electric Capital MTN
     6.020%, 12/15/03                  500        496

--------------------------------------------------------------------------------
   TOTAL CORPORATE OBLIGATIONS
     (COST $700)                                  702
--------------------------------------------------------------------------------
COMMON STOCKS -- 3.9%
   Communications Equipment -- 0.4%
     SBC Communications              3,300        195

--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                 195
--------------------------------------------------------------------------------
   Electric Services -- 3.5%
     Allegheny Power System          8,300        243
     American Electric Power         6,200        277
     CMS Energy                     10,000        370
     Duke Power                      5,000        253
     FPL Group                       4,200        201
     LG&E                           10,000        218
     Public Service of Colorado      6,200        258

--------------------------------------------------------------------------------
   TOTAL ELECTRIC SERVICES                      1,820
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
     (COST $1,646)                              2,015
--------------------------------------------------------------------------------

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
     Merrill Lynch                   6,800    $   209

--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCK
     (COST $175)                                  209
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
   Dresdner
     5.77%, dated 07/31/97, matures
     08/01/97 repurchase price
     $2,192,067 (collateralized
     by various FHLMC obligations,
     total par value $2,391,000,
     6.00%-6.50%, 01/15/14-12/15/23:
     total market value $2,228,278) $2,192      2,192
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $2,192)                              2,192
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.3%
     (COST $49,160)                            51,008
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%
   Other Assets and Liabilities, Net              334
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES             334
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based on
   5,012,923 outstanding shares of
   beneficial interest                        $48,192
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based on
   138,462 outstanding shares of
   beneficial interest                          1,357
Accumulated net realized loss on investments      (55)
Net unrealized appreciation on investments      1,848
--------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                 $51,342
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $9.97
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS B                         $9.98
--------------------------------------------------------------------------------
AMBAC    American Municipal Bond Assurance Corporation
COP      Certificate of Participation
FFCB     Federal Farm Credit Bank
FGIC     Financial Guaranty Insurance Company
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Investors Assurance
MTN      Medium-Term Note
RB       Revenue Bond
Ser      Series
STRIPS   Separately Traded Registered Interest and Principal Securities
TVA      Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
SCHEDULE OF INVESTMENTS                                JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------

[Pie Chart depicting percentage of Portfolio investments omitted]
Plot Points are as follows:

REPURCHASE AGREEMENT  2%
COMMON STOCKS 98%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
   Aircraft -- 4.0%
     BE Aerospace*                  49,350    $ 1,770
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                               1,770
--------------------------------------------------------------------------------
   Apparel/Textiles -- 2.1%
     Sport-Haley*                   56,000        917
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                         917
--------------------------------------------------------------------------------
   Communications Equipment-- 7.6%
     Advanced Fibre Communication*  13,000        908
     Ciena*                         17,600        988
     DSC Communications*            18,700        552
     MRV Communications*            31,500        972
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT               3,420
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
   Computer Software -- 8.7%
     McAfee Associates*             19,400    $ 1,265
     MDSI Mobile Data Solutions*    40,000      1,075
     Siebel Systems*                45,500      1,547
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                      3,887
--------------------------------------------------------------------------------
   Drugs -- 8.9%
     Ascent Pediatrics*             40,000        300
     Bio-Technology General*        34,250        450
     Incyte Pharmaceuticals*        13,200        894
     Kos Pharmaceuticals*           44,700      1,743
     Medicis Pharmaceutical, Cl A*  13,000        587
--------------------------------------------------------------------------------
   TOTAL DRUGS                                  3,974
--------------------------------------------------------------------------------
   Electrical Technology -- 2.6%
     ANADIGICS*                     18,650        718
     Viisage Technology*            32,000        448
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL TECHNOLOGY                  1,166
--------------------------------------------------------------------------------
   Entertainment -- 1.5%
     Ballantyne of Omaha*           32,600        697
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                            697
--------------------------------------------------------------------------------
   Financial Services -- 4.7%
     Americredit*                   42,000        969
     Medallion Financial            35,500        670
     ACC Consumer Finance*          27,000        462
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     2,101
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco-- 2.3%
     Fine Host*                     20,000        605
     Wild Oates Markets*            16,300        436
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               1,041
--------------------------------------------------------------------------------
   Insurance -- 2.2%
     Frontier Insurance Group       16,000        499
     Mercury General                 6,400        496
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                995
--------------------------------------------------------------------------------
   Measuring Devices -- 1.5%
     Datum*                         21,000        693
--------------------------------------------------------------------------------
   TOTAL MEASURING DEVICES                        693
--------------------------------------------------------------------------------

                                                                     (CONTINUED)

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                        SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Medical Products & Services -- 0.8%
     Ventana Medical Systems*       22,000     $  370
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              370
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 6.2%
     Computer Horizons*             25,650      1,026
     Data Dimensions*               37,000        867
     Harbinger*                     28,100        910
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES        2,803
--------------------------------------------------------------------------------
   Oil & Gas Well Equipment-- 11.6%
     EVI*                           13,000        635
     Falcon Drilling*               23,000        664
     Halter Marine*                 44,500      1,363
     Marine Drilling*               30,000        744
     Parker Drilling*               80,000      1,045
     Cliffs Drilling*               14,300        749
--------------------------------------------------------------------------------
   TOTAL OIL & GAS WELL EQUIPMENT               5,200
--------------------------------------------------------------------------------
   Printing & Publishing -- 5.8%
     Applied Graphics Technologies* 65,000      2,585
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                  2,585
--------------------------------------------------------------------------------
   Retail -- 4.7%
     CKE Restaurants                38,000      1,316
     Pacific Sunwear of California* 26,100        799
--------------------------------------------------------------------------------
   TOTAL RETAIL                                 2,115
--------------------------------------------------------------------------------
   Schools -- 2.1%
     Computer Learning Centers*     20,000        957
--------------------------------------------------------------------------------
   TOTAL SCHOOLS                                  957
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 16.5%
     ASM Lithography Holding*       16,000      1,296
     Cymer*                         15,000      1,095
     Helix Technology                8,700        438
     KLA-Tencor Instruments*         9,200        557
     Micrel*                        11,000        722
     PMC-Sierra*                    45,600      1,493
     Tegal*                         50,000        350
     Triquint Semiconductor*        18,800        658
     Vitesse Semiconductor*         16,100        779
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            7,388
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
   Steel & Steel Works -- 1.4%
     Precision Castparts            10,000    $   629
--------------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                      629
--------------------------------------------------------------------------------
   Wholesale -- 2.8%
     MSC Industrial Direct*         29,000      1,254
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                              1,254
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS  (COST $31,229)         43,962
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
   Lehman Brothers
     5.38%, dated 07/31/97, matures
     08/01/97 repurchase price $876,648
     (collateralized by U.S. Treasury
     Bond, par value $667,684, 9.25%,
     02/15/16: market value $902,987) $877    $   877
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $877)                                  877
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.0% (COST $32,106) $44,839
--------------------------------------------------------------------------------
*   Non-income producing security
Cl  Class

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]

STATEMENT OF NET ASSETS                                JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
[Pie Chart depicting percentage of Portfolio investments omitted]
Plot Points are as follows:

COMMON STOCKS  100%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.0%
   Aircraft -- 2.0%
     Boeing                         21,500    $ 1,264
     United Technologies            13,600      1,150
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                               2,414
--------------------------------------------------------------------------------
   Beauty Products -- 2.3%
     Colgate-Palmolive              37,000      2,803
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                        2,803
--------------------------------------------------------------------------------
   Communications Equipment-- 5.1%
     L.M. Ericsson Telephone ADR    32,050      1,450
     Lucent Technologies            36,800      3,126
     Tellabs*                       26,150      1,566
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT               6,142
--------------------------------------------------------------------------------
   Computer Networking Products -- 2.4%
     Cisco Systems*                 36,800      2,928
--------------------------------------------------------------------------------
   TOTAL COMPUTER NETWORKING PRODUCTS           2,928
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Computer Software -- 1.2%
     Microsoft*                     10,000    $ 1,415
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                      1,415
--------------------------------------------------------------------------------
   Computers & Services -- 4.8%
     Compaq Computer*               29,500      1,685
     Dell Computer*                 23,600      2,018
     IBM                            20,000      2,115
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                   5,818
--------------------------------------------------------------------------------
   Drugs -- 10.8%
     American Home Products         28,000      2,308
     Merck                          31,850      3,310
     Pfizer                         51,000      3,041
     SmithKline Beecham             34,400      3,345
     Warner Lambert                  8,200      1,145
--------------------------------------------------------------------------------
   TOTAL DRUGS                                 13,149
--------------------------------------------------------------------------------
   Electrical Utilities -- 2.1%
     AES*                           32,300      2,552
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   2,552
--------------------------------------------------------------------------------
   Entertainment -- 1.0%
     Walt Disney                    15,000      1,212
--------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                          1,212
--------------------------------------------------------------------------------
   Financial Services -- 5.2%
     American Express               30,100      2,521
     FHLMC                          28,800      1,039
     FNMA                           27,000      1,277
     Merrill Lynch                  21,200      1,493
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     6,330
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 3.0%
     Interstate Bakeries            20,000      1,220
     Quaker Oats                    48,000      2,457
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               3,677
--------------------------------------------------------------------------------
   Glass Products -- 1.1%
     Corning                        21,300      1,317
--------------------------------------------------------------------------------
   TOTAL GLASS PRODUCTS                         1,317
--------------------------------------------------------------------------------

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Household Products -- 3.7%
     Clorox                         17,400    $ 2,429
     Gillette                       20,350      2,015
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                     4,444
--------------------------------------------------------------------------------
   Industrial -- 4.8%
     General Electric               45,000      3,158
     Tyco International             32,700      2,649
--------------------------------------------------------------------------------
   TOTAL INDUSTRIAL                             5,807
--------------------------------------------------------------------------------
   Insurance -- 12.9%
     Aetna                          20,000      2,279
     AIG                            11,775      1,254
     Allstate                       31,000      2,449
     Marsh & McLennan               34,000      2,633
     MGIC Investment                45,500      2,392
     Sunamerica                     32,400      1,960
     Travelers                      37,500      2,698
--------------------------------------------------------------------------------
   TOTAL INSURANCE                             15,665
--------------------------------------------------------------------------------
   Medical Products & Services -- 3.2%
     McKesson                       28,700      2,488
     Medtronic                      16,200      1,413
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES            3,901
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 0.9%
     Ecolab                         25,000      1,167
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES        1,167
--------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 2.6%
     Xerox                          38,200      3,142
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES            3,142
--------------------------------------------------------------------------------
   Oil & Gas Well Equipment -- 11.5%
     Baker Hughes                   48,450      2,135
     Diamond Offshore Drilling      24,400      2,275
     Ensco International*           33,750      2,232
     Global Marine*                 88,200      2,525
     Halliburton                    47,800      2,199
     Schlumberger                   34,000      2,597
--------------------------------------------------------------------------------
   TOTAL OIL & GAS WELL EQUIPMENT              13,963
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHARES/FACE   VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
   Retail -- 11.7%
     CVS                            55,000   $  3,128
     Dollar General                 67,700      2,979
     TJX                           115,000      3,436
     Wal-mart Stores                57,000      2,141
     Walgreen                       44,000      2,486
--------------------------------------------------------------------------------
   TOTAL RETAIL                                14,170
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments-- 5.8%
     Applied Materials*             32,550      2,991
     Intel                          16,700      1,533
     Texas Instruments              22,000      2,530
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            7,054
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.9%
     Bell Atlantic                  32,000      2,322
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         2,322
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
     (COST $82,352)                           121,392
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
   Lehman Brothers
     5.74%, dated 07/31/97, matures
     08/01/97 repurchase price $369,260
     (collateralized by U.S. Treasury
     Bond, par value $281,237,
     9.25%, 02/15/16:
     market value $380,351)           $369        369
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $369)                                  369
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.3%
     (COST $82,721)                           121,761
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
   Other Assets and Liabilities, Net             (389)
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES            (389)
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 6,656,781 outstanding shares of
   beneficial interest                         $ 58,266
Portfolio Shares of Class B(unlimited
   authorization -- no par value) based
   on 311,886 outstanding shares
   of beneficial interest                         3,973
Distributions in excess of net investment income    (11)
Accumulated net realized gain on investments     20,104
Net unrealized appreciation on investments       39,040
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                  $121,372
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION
   PRICE PER SHARE -- CLASS A                    $17.42
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION
   PRICE PER SHARE -- CLASS B                    $17.29
--------------------------------------------------------------------------------
* Non-income producing security
ADR       American Depository Receipt
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association

The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

[Pie Chart depicting percentage of Portfolio investments omitted]
Plot Points are as follows:

PREFERRED STOCKS  5%
COMMON STOCKS 90%
CONVERTIBLE BOND 1%
REPURCHASE AGREEEMENT 4%

% of Total Portfolio Investments
Pie chart unaudited
--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 91.3%
   Aerospace & Defense -- 3.7%
    Lockheed Martin                  8,800     $  937
    United Technologies             12,000      1,015
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                    1,952
--------------------------------------------------------------------------------
   Automotive -- 2.3%
    Chrysler                        33,000      1,225
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                             1,225
--------------------------------------------------------------------------------
   Banks -- 3.0%
    Crestar Financial               21,500      1,015
    J. P. Morgan                     5,000        579
--------------------------------------------------------------------------------
   TOTAL BANKS                                  1,594
--------------------------------------------------------------------------------
   Chemicals -- 4.6%
    E. I. du Pont de Nemours        14,000        937
    Hercules                        12,000        638
    Witco                           18,000        821
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                              2,396
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES      (000)
--------------------------------------------------------------------------------
   Cosmetics, Soaps & Toiletries -- 2.6%
    Colgate-Palmolive               10,800     $  818
    Procter & Gamble                 3,500        532
--------------------------------------------------------------------------------
   TOTAL COSMETICS, SOAPS & TOILETRIES          1,350
--------------------------------------------------------------------------------
   Drugs -- 5.4%
    American Home Products          18,000      1,484
    Bristol-Myers Squibb             9,200        722
    Johnson & Johnson               10,000        623
--------------------------------------------------------------------------------
   TOTAL DRUGS                                  2,829
--------------------------------------------------------------------------------
   Electrical Utilities -- 4.4%
    Allegheny Power System          30,000        879
    LG&E                            30,000        654
    Scana                           30,000        750
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                   2,283
--------------------------------------------------------------------------------
   Electronic & Other Electrical Equipment -- 2.7%
    General Electric                20,200      1,418
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC & OTHER
   ELECTRICAL EQUIPMENT                         1,418
--------------------------------------------------------------------------------
   Financial Services -- 1.9%
    American Express                 6,500        544
    FNMA                            10,000        473
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     1,017
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 4.5%
    General Mills                    7,200        498
    H.J. Heinz                      20,600        952
    Sara Lee                        21,000        920
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               2,370
--------------------------------------------------------------------------------
   Forestry -- 2.4%
    Rayonier                        26,500      1,240
--------------------------------------------------------------------------------
   TOTAL FORESTRY                               1,240
--------------------------------------------------------------------------------
   Gas/Natural Gas -- 5.5%
    El Paso Natural Gas              8,000        463
    KN Energy                        9,000        378
    MCN                             12,000        380
    National Fuel & Gas             10,000        425
    Williams Company                27,200      1,244
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                        2,890
--------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]
                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   Insurance -- 6.2%
    American General                10,000    $   533
    Jefferson Pilot                 18,000      1,277
    Marsh & McLennan                 7,000        542
    Travelers                       12,033        866
--------------------------------------------------------------------------------
   TOTAL INSURANCE                              3,218
--------------------------------------------------------------------------------
   Machinery -- 1.5%
    Lincoln Electric                20,000        803
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                803
--------------------------------------------------------------------------------
   Medical Products & Services -- 0.7%
    C.R. Bard                       10,000        376
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES              376
--------------------------------------------------------------------------------
   Office Equipment -- 1.8%
    Xerox                           11,500        946
--------------------------------------------------------------------------------
   TOTAL OFFICE EQUIPMENT                         946
--------------------------------------------------------------------------------
   Petroleum Refining -- 10.8%
    Amoco                           10,000        940
    Atlantic Richfield              15,000      1,122
    Exxon                           20,000      1,285
    Mobil                           19,500      1,492
    Texaco                           7,000        812
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                     5,651
--------------------------------------------------------------------------------
   Printing & Publishing -- 4.9%
    Knight-Ridder                   25,800      1,282
    McGraw-Hill                     19,000      1,288
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                  2,570
--------------------------------------------------------------------------------
   Real Estate Investment Trust -- 6.0%
    Cali Realty                     14,000        512
    Centerpoint Properties Trust    13,000        429
    Duke Realty Investments         12,000        533
    National Golf Properties        13,000        413
    Post Properties                 10,000        399
    Public Storage                  16,000        475
    Security Capital Pacific Trust  16,000        366
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST           3,127
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  SHARES/FACE    VALUE
DESCRIPTION                       AMOUNT (000)   (000)
--------------------------------------------------------------------------------
   Retail -- 3.3%
    McDonalds                       11,000    $   591
    Nike                            10,000        623
    Sears Roebuck                    8,000        507
--------------------------------------------------------------------------------
   TOTAL RETAIL                                 1,721
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 0.8%
    AMP                              8,000        418
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS              418
--------------------------------------------------------------------------------
   Telephones & Telecommunication-- 5.4%
    Bell Atlantic                   14,000      1,016
    Bellsouth                       22,100      1,047
    GTE                              8,000        372
    Sprint                           8,000        396
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION         2,831
--------------------------------------------------------------------------------
   Transportation Services -- 2.5%
    CSX                             21,200      1,309
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                1,309
--------------------------------------------------------------------------------
   Water Utilities -- 4.4%
    American Water Works            44,500        965
    Aquarion                        16,000        430
    Southern California Water       39,700        906
--------------------------------------------------------------------------------
   TOTAL WATER UTILITIES                        2,301
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS  (COST $38,941)         47,835
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 5.2%
    McDonalds                       20,000        510
    MCI                             20,000        509
    Merrill Lynch                   15,000        461
    Microsoft                        9,800        866
    TVA                             15,000        393
--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCKS
     (COST $2,633)                              2,739
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 1.0%
   Oryx Energy
     7.500%, 05/15/14                 $500        505
--------------------------------------------------------------------------------
   TOTAL CONVERTIBLE BOND
     (COST $485)                                  505
--------------------------------------------------------------------------------

                                                                     (CONTINUED)

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  FACE AMOUNT   VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.8%
   Lehman Brothers
     5.38%, dated 07/31/97, matures
     08/01/97, repurchase price
     $1,996,621 (collateralized
     by U.S. Treasury Bond, par
     value $1,520,693, 9.25%,
     02/15/16: market value
     $2,056,612)                     $1,996   $ 1,996
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
     (COST $1,996)                              1,996
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 101.3%
     (COST $44,055)                            53,075
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.3%)
   Other Assets and Liabilities, Net             (690)
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES            (690)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization  -- no par value)
   based on 3,852,691 outstanding
   shares of beneficial interest               39,585
Portfolio Shares of Class B (unlimited
    authorization  -- no par value)
    based on 224,462 outstanding shares
    of beneficial interest                      2,463
Accumulated net realized gain on investments    1,317
Net unrealized appreciation on investments      9,020
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%                  $52,385
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS A                        $12.85
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   PER SHARE -- CLASS B                        $12.85
--------------------------------------------------------------------------------
FNMA    Federal National Mortgage Association
TVA     Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

                                                                  [LOGO OMITTED]
STATEMENT OF ASSETS AND LIABILITIES                    JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
AS OF JULY 31, 1997
                                                               (IN THOUSANDS)
                                                            --------------------
                                                              EMERGING GROWTH
                                                                 PORTFOLIO
--------------------------------------------------------------------------------

ASSETS:
   Investments at market value (cost $32,106)                     $44,839
   Receivable for investment securities sold                        2,750
   Receivable for capital shares sold                                   5
   Accrued income                                                       7
--------------------------------------------------------------------------------

     TOTAL ASSETS                                                  47,601
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for investment securities purchased                        459
   Payable for capital shares repurchased                               2
   Accrued expenses and other liabilities                              65
--------------------------------------------------------------------------------

     TOTAL LIABILITIES                                                526
--------------------------------------------------------------------------------

NET ASSETS:
   Portfolio shares of Class A (unlimited authorization --
     no par value) based on 3,446,877 outstanding
     shares of beneficial interest                                 30,109
   Portfolio shares of Class B (unlimited authorization --
     no par value) based on 262,705 outstanding
     shares of beneficial interest                                  2,885
   Distributions in excess of net investment income                  (199)
   Accumulated net realized gain on investments                     1,547
   Net unrealized appreciation on investments                      12,733
--------------------------------------------------------------------------------

     TOTAL NET ASSETS                                             $47,075
--------------------------------------------------------------------------------
   Net Asset Value, Offering Price and Redemption
     Price Per Share -- Class A                                    $12.70
================================================================================
   Net Asset Value, Offering Price and Redemption
     Price Per Share -- Class B                                    $12.58
================================================================================
    The accompanying notes are an integral part of the financial statements

                                                                                                                      [LOGO OMITTED]
STATEMENT OF OPERATIONS                                                                                                JULY 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED)



                                                                            (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                           PRIME OBLIGATIONS             WEST VIRGINIA TAX-EXEMPT          GOVERNMENT SECURITIES
                                               PORTFOLIO                     INCOME PORTFOLIO                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                           2/1/97 TO 7/31/97                 2/1/97 TO 7/31/97               2/1/97 TO 7/31/97
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                               $2,551                           $2,756                          $1,814
   Dividend income                                   --                               --                              68
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                      2,551                            2,756                           1,882
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees                                91                               94                              56
   Investment advisory fees                         113                              212                             209
   Less: investment advisory fees waived            (77)                             (15)                            (78)
   Sub-advisory fees                                 34                               --                              --
   Custodian fees                                     6                                4                               4
   Professional fees                                 13                               11                               8
   Registration & filing fees                        (5)                               8                              (4)
   Printing expenses                                  9                                5                               5
   Trustee fees                                       5                                3                               3
   Pricing fees                                      --                                4                               1
   Distribution fees (1)                              9                                8                               2
   Transfer agent fees                               27                               22                              22
   Amortization of organization costs                 5                                5                               4
   Miscellaneous expenses                             1                                1                               1
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                   231                              362                             233
------------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                 2,320                            2,394                           1,649
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments           (2)                             528                              (9)
   Net change in unrealized appreciation
     (depreciation) on investments                   --                            2,221                           1,031
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments                                  (2)                           2,749                           1,022
====================================================================================================================================
   Increase (decrease) in net assets
      resulting from operations                  $2,318                           $5,143                          $2,671
====================================================================================================================================

                         The accompanying notes are an integral part of the financial statements.



                                                                            (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

                                             EMERGING GROWTH              CAPITAL APPRECIATION              EQUITY INCOME
                                                PORTFOLIO                       PORTFOLIO                     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                            2/1/97 TO 7/31/97               2/1/97 TO 7/31/97             2/1/97 TO 7/31/97
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                               $   57                           $141                           $ 89
   Dividend income                                   19                            533                            755
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                         76                            674                            844
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administrator fees                                47                            114                             66
   Investment advisory fees                         225                            543                            171
   Less: investment advisory fees waived            (45)                          (143)                           (16)
   Sub-advisory fees                                 --                             --                             --
   Custodian fees                                     4                              6                              6
   Professional fees                                  8                             15                             12
   Registration & filing fees                        (4)                            (4)                             1
   Printing expenses                                  5                             10                              9
   Trustee fees                                       3                              5                              2
   Pricing fees                                       1                              1                              1
   Distribution fees (1)                              4                              6                              3
   Transfer agent fees                               22                             28                             22
   Amortization of organization costs                 4                              5                              2
   Miscellaneous expenses                             1                              1                              1
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                                   275                            587                            280
------------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                  (199)                            87                            564
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments        2,450                         13,838                          1,316
   Net change in unrealized appreciation
     (depreciation) on investments               (2,719)                            88                          5,230
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
     on investments                                (269)                        13,926                          6,546
====================================================================================================================================
   Increase (decrease) in net assets
      resulting from operations                  $ (468)                       $14,013                         $7,110
====================================================================================================================================

(1) Distribution fees are only incurred on Class B shares.
                         The accompanying notes are an integral part of the financial statements.


                                                          24 & 25



                                                                                                                      [LOGO OMITTED]
STATEMENT OF CHANGES IN NET ASSETS                                                                                     JULY 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND THE PERIOD ENDED JANUARY 31, 1997

                                                                              (IN THOUSANDS)
                                                 -----------------------------------------------------------------------------------
                                                                             PRIME OBLIGATIONS
                                                                                 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                  2/1/97 TO 7/31/97    2/1/96 TO 1/31/97
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                               $2,320               $4,773
   Net realized gain (loss) on investments                                 (2)                  --
   Net change in unrealized appreciation
     (depreciation) on investments                                         --                   --
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS                                         2,318                4,773
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A                                                           (2,153)              (4,444)
     Class B                                                             (167)                (329)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS:                                                (2,320)              (4,773)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                     70,543              170,977
     Shares issued in lieu of cash distributions                            4                    1
     Shares redeemed                                                  (81,580)            (165,337)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS                                         (11,033)               5,641
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                                      4,090               14,171
     Shares issued in lieu of cash distributions                          116                  244
     Shares redeemed                                                   (5,580)             (13,068)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS                                          (1,374)               1,347
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                                         (12,407)               6,988
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                            (12,409)               6,988
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                   97,802               90,814
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                        $85,393              $97,802
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                     70,543              170,977
     Shares issued in lieu of cash distributions                            4                    1
     Shares redeemed                                                  (81,580)            (165,337)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS                                   (11,033)               5,641
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                                      4,090               14,171
     Shares issued in lieu of cash distributions                          116                  244
     Shares redeemed                                                   (5,580)             (13,068)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS                                    (1,374)               1,347
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS                                           (12,407)               6,988
====================================================================================================================================
                             The accompanying notes are an integral part of the financial statements.


                                                                                (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                  WEST VIRGINIA TAX-EXEMPT                               GOVERNMENT SECURITIES
                                                     INCOME PORTFOLIO                                         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                              2/1/97 TO 7/31/97    2/1/96 TO 1/31/97            2/1/97 TO 7/31/97  2/1/96 TO 1/31/97
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                          $2,394               $2,753                           $1,649              $3,254
   Net realized gain (loss) on investments           528                  (53)                              (9)                 32
   Net change in unrealized appreciation
     (depreciation) on investments                 2,221                2,317                            1,031              (2,140)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS                    5,143                5,017                            2,671               1,146
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A                                      (2,238)              (2,511)                          (1,605)             (3,166)
     Class B                                        (156)                (242)                             (44)                (88)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS:                           (2,394)              (2,753)                          (1,649)             (3,254)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                 1,455               62,118                            2,747              30,767
     Shares issued in lieu of cash distributions      --                   --                               --                  --
     Shares redeemed                              (9,975)              (8,422)                         (12,801)            (29,916)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS                     (8,520)              53,696                          (10,054)                851
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                 1,039                3,020                               70               1,183
     Shares issued in lieu of cash distributions     132                  203                               35                  71
     Shares redeemed                                (434)              (1,296)                            (575)               (548)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS                        737                1,927                             (470)                706
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                     (7,783)              55,623                          (10,524)              1,557
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS        (5,034)              57,887                           (9,502)               (551)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                              98,810               40,923                           60,844              61,395
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                   $93,776              $98,810                          $51,342             $60,844
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Sharesissued                                    146                6,540                              282               3,187
     Shares issued in lieu of cash distributions      --                   --                               --                  --
     Shares redeemed                              (1,001)                (851)                          (1,319)             (3,073)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS                 (855)               5,689                           (1,037)                114
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                   104                  308                                7                 122
     Shares issued in lieu of cash distributions      13                   20                                4                   3
     Shares redeemed                                 (44)                (132)                             (60)                (26)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS                   73                  196                              (49)                 99
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS                         (782)               5,885                           (1,086)                213
====================================================================================================================================

                             The accompanying notes are an integral part of the financial statements.

                                                          26 & 27


                                                                                                                      [LOGO OMITTED]
STATEMENT OF CHANGES IN NET ASSETS                                                                                     JULY 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND THE PERIOD ENDED JANUARY 31, 1997

                                                                            (IN THOUSANDS)
                                                     -------------------------------------------------------------------------------
                                                                           EMERGING GROWTH
                                                                              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                               2/1/97 TO 7/31/97     2/1/96 TO 1/31/97
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                    $  (199)              $  (519)
   Net realized gain on investments                                  2,450                 3,935
   Net change in unrealized appreciation (depreciation)
     on investments                                                 (2,719)                3,217
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS                                       (468)                6,633
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A                                                            --                    --
     Class B                                                            --                    --
   In excess of net investment income:
     Class A                                                            --                    --
     Class B                                                            --                    --
   Net realized gains:
     Class A                                                            --                  (625)
     Class B                                                            --                   (43)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS:                                                 --                  (668)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                  13,752                21,222
     Shares issued in lieu of cash distributions                        --                    --
     Shares redeemed                                               (25,429)              (19,180)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS                                      (11,677)                2,042
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                                     393                 2,726
     Shares issued in lieu of cash distributions                        --                    42
     Shares redeemed                                                  (856)               (1,502)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS                                         (463)                1,266
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                                      (12,140)                3,308
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                         (12,608)                9,273
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                                59,683                50,410
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                                     $47,075               $59,683
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                   1,246                 1,871
     Shares issued in lieu of cash distributions                        --                    --
     Shares redeemed                                                (2,331)               (1,547)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A SHARE TRANSACTIONS                                 (1,085)                  324
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                                      37                   222
     Shares issued in lieu of cash distributions                        --                     3
     Shares redeemed                                                   (81)                 (122)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS                                    (44)                  103
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS                                         (1,129)                  427
====================================================================================================================================
                         The accompanying notes are an integral part of the financial statements.




                                                                                            (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   CAPITAL APPRECIATION                    EQUITY INCOME
                                                                         PORTFOLIO                           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                         2/1/97 TO 7/31/97  2/1/96 TO 1/31/97   2/1/97 TO 7/31/97  8/2/96 TO 1/31/97
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                            $     87            $    (21)              $   564          $   536
   Net realized gain on investments                          13,838               9,585                 1,316                1
   Net change in unrealized appreciation (depreciation)
     on investments                                              88              15,858                 5,230            3,790
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM INVESTMENT OPERATIONS                              14,013              25,422                 7,110            4,327
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net investment income:
     Class A                                                    (43)                 --                  (537)            (522)
     Class B                                                     --                  --                   (27)             (14)
   In excess of net investment income:
     Class A                                                     --                 (38)                   --               --
     Class B                                                     --                  --                    --               --
   Net realized gains:
     Class A                                                     --              (5,300)                   --               --
     Class B                                                     --                (198)                   --               --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS:                                         (43)             (5,536)                 (564)            (536)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                            3,551              31,064                 7,152           39,723
     Shares issued in lieu of cash distributions                 --                  --                    --               --
     Shares redeemed                                        (19,782)            (31,168)               (5,449)          (1,841)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS A TRANSACTIONS                               (16,231)               (104)                1,703           37,882
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                            1,273               1,997                 1,136            1,424
     Shares issued in lieu of cash distributions                 --                 197                    25               14
     Shares redeemed                                           (995)               (466)                 (109)             (27)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B TRANSACTIONS                                   278               1,728                 1,052            1,411
------------------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                               (15,953)              1,624                 2,755           39,293
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                   (1,983)             21,510                 9,301           43,084
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of year                                        123,355             101,845                43,084               --
------------------------------------------------------------------------------------------------------------------------------------
   End of year                                             $121,372            $123,355               $52,385          $43,084
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                              237               2,489                   608            3,875
     Shares issued in lieu of cash distributions                 --                  --                    --               --
     Shares redeemed                                         (1,307)             (2,247)                 (457)            (173)
------------------------------------------------------------------------------------------------------------------------------------
   TOTALCLASS A SHARE TRANSACTIONS                           (1,070)                242                   151            3,702
------------------------------------------------------------------------------------------------------------------------------------
   Class B:
     Shares issued                                               86                 144                    97              135
     Shares issued in lieu of cash distributions                 --                  14                     2                1
     Shares redeemed                                            (67)                (34)                   (9)              (2)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL CLASS B SHARE TRANSACTIONS                              19                 124                    90              134
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL SHARE TRANSACTIONS                                  (1,051)                366                   241            3,836
====================================================================================================================================


                         The  accompanying  notes  are an  integral  part of the financial statements.


                                                          28 & 29



                                                                                                                      [LOGO OMITTED]
FINANCIAL HIGHLIGHTS                                                                                                   JULY 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND PERIODS ENDED JANUARY 31,


                                   NET ASSET                    NET REALIZED    DISTRIBUTIONS  DISTRIBUTIONS  NET ASSET
                                     VALUE,          NET       AND UNREALIZED     FROM NET         FROM        VALUE,
                                   BEGINNING     INVESTMENT    GAINS (LOSSES)    INVESTMENT       CAPITAL      END OF       TOTAL
                                   OF PERIOD       INCOME      ON INVESTMENTS      INCOME          GAINS       PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                              $ 1.00         $ 0.03          $0.00           $(0.03)      $0.00          $ 1.00       5.26%*
1997                                  1.00           0.05           0.00            (0.05)       0.00            1.00       5.11
1996                                  1.00           0.06           0.00            (0.06)       0.00            1.00       5.65
1995                                  1.00           0.04           0.00            (0.04)       0.00            1.00       4.15
1994 (1)                              1.00           0.00           0.00               --        0.00            1.00       2.95
CLASS B
1997**                              $ 1.00         $ 0.02          $0.00           $(0.02)      $0.00          $ 1.00       4.99%*
1997                                  1.00           0.05           0.00            (0.05)       0.00            1.00       4.85
1996                                  1.00           0.05           0.00            (0.05)       0.00            1.00       5.39
1995 (2)                              1.00           0.04           0.00            (0.04)       0.00            1.00       3.95
------------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                              $ 9.95         $ 0.25         $ 0.30           $(0.25)      $0.00          $10.25       5.64%+
1997                                 10.12           0.49          (0.17)           (0.49)       0.00            9.95       3.35
1996                                  9.36           0.49           0.76            (0.49)       0.00           10.12      13.66
1995                                 10.17           0.46          (0.81)           (0.46)       0.00            9.36      (3.38)
1994 (1)                             10.00           0.07           0.17            (0.07)       0.00           10.17       2.43
CLASS B
1997**                              $ 9.95         $ 0.24         $ 0.29           $(0.24)      $0.00          $10.24       5.41%+
1997                                 10.11           0.47          (0.16)           (0.47)       0.00            9.95       3.19
1996                                  9.36           0.47           0.75            (0.47)       0.00           10.11      13.26
1995                                 10.17           0.43          (0.81)           (0.43)       0.00            9.36      (3.62)
1994 (3)                             10.07           0.05           0.10            (0.05)      (0.04)          10.17       1.48
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                              $ 9.76         $ 0.28         $ 0.21           $(0.28)      $0.00          $ 9.97       5.18%+
1997                                 10.15           0.56          (0.39)           (0.56)       0.00            9.76       1.83
1996                                  9.09           0.55           1.06            (0.55)      (1.48)          10.15      18.14
1995                                 10.06           0.51          (0.97)           (0.51)      (0.18)           9.09      (4.48)
1994 (1)                             10.00           0.08           0.06            (0.08)       0.00           10.06       1.39
CLASS B
1997**                              $ 9.77         $ 0.27         $ 0.21           $(0.27)      $0.00          $ 9.98       5.05%+
1997                                 10.15           0.53          (0.38)           (0.53)       0.00            9.77       1.69
1996                                  9.10           0.53           1.05            (0.53)      (1.48)          10.15      17.72
1995                                 10.06           0.49          (0.96)           (0.49)      (0.18)           9.10      (4.62)
1994 (4)                             10.01           0.04           0.05            (0.04)       0.00           10.06       0.89
------------------------------------------------------------------------------------------------------------------------------------

  * Annualized
 ** For the six-month period ended July 31, 1997
  + Total return is not annualized.
(1) Commenced operations on December 1, 1993. All ratios for the period have been annualized.
                            The accompanying notes are an integral part of the financial statements.



                                                                                                     RATIO OF
                                                                                    RATIO OF      NET INVESTMENT
                                                                     RATIO OF      EXPENSES TO    INCOME (LOSS)
                                                    RATIO OF      NET INVESTMENT     AVERAGE        TO AVERAGE
                                     NET ASSETS,   EXPENSES TO     INCOME (LOSS)   NET ASSETS       NET ASSETS     PORTFOLIO
                                       END OF        AVERAGE        TO AVERAGE     (EXCLUDING       (EXCLUDING     TURNOVER
                                    PERIOD (000)   NET ASSETS       NET ASSETS      WAIVERS)         WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATIONS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                                $79,267         0.49%*           5.13%*         0.66%*           4.96%*         N/A
1997                                   90,301         0.49             5.00           0.66             4.83           N/A
1996                                   84,660         0.49             5.50           0.64             5.35           N/A
1995                                   77,295         0.49             4.08           0.69             3.88           N/A
1994 (1)                               82,477         0.49             2.89           0.80             2.58           N/A
CLASS B
1997**                                $ 6,126         0.74%*           4.88%*         0.91%*           4.71%*         N/A
1997                                    7,501         0.74             4.75           0.91             4.58           N/A
1996                                    6,154         0.74             5.15           0.89             5.00           N/A
1995 (2)                                  669         0.74             4.33           0.93             4.14           N/A
------------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA TAX-EXEMPT INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                                $86,647         0.75%*           5.09%*         0.78%*           5.06%*           8%
1997                                   92,619         0.75             5.01           0.85             4.91            26
1996                                   36,611         0.75             5.02           0.89             4.88            43
1995                                   26,096         0.75             4.88           1.09             4.54            28
1994 (1)                               20,477         0.75             4.18           1.62             3.31            17
CLASS B
1997**                                $ 7,129         1.00%*           4.84%*         1.03%*           4.81%*           8%
1997                                    6,191         1.00             4.76           1.10             4.66            26
1996                                    4,312         1.00             4.78           1.14             4.64            43
1995                                    2,263         1.00             4.68           1.34             4.34            28
1994 (3)                                  935         1.00             3.87           2.14             2.73            17
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                                $49,960         0.83%*           5.91%*         1.11%*           5.63%*           6%
1997                                   59,014         0.83             5.75           1.16             5.42            46
1996                                   60,228         0.83             5.68           1.11             5.40            28
1995                                   61,067         0.83             5.61           1.17             5.27            13
1994 (1)                               34,654         0.83             4.64           1.49             3.98             5
CLASS B
1997**                                $ 1,382         1.08%*           5.66%*         1.36%*           5.38%*           6%
1997                                    1,830         1.08             5.50           1.41             5.17            46
1996                                    1,167         1.08             5.39           1.36             5.11            28
1995                                      457         1.08             5.34           1.42             5.00            13
1994 (4)                                  141         1.08             4.47           2.00             3.35             5
------------------------------------------------------------------------------------------------------------------------------------

(2) Commenced operations on February 7, 1994. All ratios for the period have been annualized.
(3) Commenced operations on December 17, 1993. All ratios for the period have been annualized.
(4) Commenced operations on December 31, 1993. All ratios for the period have been annualized.

                             The accompanying notes are an integral part of the financial statements.

                                                          30 & 31


                                                                                                                      [LOGO OMITTED]
FINANCIAL HIGHLIGHTS                                                                                                   JULY 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED JULY 31, 1997 (UNAUDITED) AND PERIODS ENDED JANUARY 31,





                             NET ASSET                  NET REALIZED   DISTRIBUTIONS  DISTRIBUTIONS  NET ASSET
                              VALUE,        NET        AND UNREALIZED     FROM NET       FROM          VALUE,           NET ASSETS,
                             BEGINNING   INVESTMENT    GAINS (LOSSES)    INVESTMENT     CAPITAL       END OF   TOTAL      END OF
                             OF PERIOD  INCOME (LOSS)  ON INVESTMENTS      INCOME        GAINS        PERIOD   RETURN   PERIOD (000)
------------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                        $12.34       $ 0.06          $0.30           $0.00         $0.00        $12.70     2.92%+  $ 43,770
1997                           11.43        (0.10)          1.16            0.00         (0.15)        12.34     9.30      55,924
1996                            7.86        (0.10)          3.67            0.00          0.00         11.43    45.42      48,090
1995                           10.48        (0.06)         (2.56)           0.00          0.00          7.86   (25.00)     34,772
1994 (1)                       10.00         0.00           0.48            0.00          0.00         10.48    (4.80)     36,670
CLASS B
1997**                        $12.24       $ 0.06          $0.28           $0.00         $0.00        $12.58     2.78%+  $  3,305
1997                           11.36        (0.12)          1.15            0.00         (0.15)        12.24     9.09       3,759
1996                            7.83        (0.12)          3.65            0.00          0.00         11.36    45.08       2,320
1995                           10.48        (0.06)         (2.59)           0.00          0.00          7.83   (25.29)        730
1994 (2)                        9.77         0.00           0.71            0.00          0.00         10.48     7.27         330
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                        $15.38       $ 0.03          $2.02          $(0.01)        $0.00        $17.42    13.31%+  $115,978
1997                           13.31         0.00           2.86           (0.01)        (0.78)        15.38    22.06     118,873
1996                            9.57         0.01           3.93           (0.01)        (0.19)        13.31    41.31      99,612
1995                           10.53         0.03          (0.96)          (0.03)         0.00          9.57    (8.84)     70,502
1994 (1)                       10.00         0.00           0.53            0.00          0.00         10.53     5.30      54,022
CLASS B
1997**                        $15.28       $ 0.02          $1.99           $0.00         $0.00        $17.29    13.15%+  $  5,394
1997                           13.25        (0.03)          2.84            0.00         (0.78)        15.28    21.81       4,482
1996                            9.55        (0.01)          3.90            0.00         (0.19)        13.25    40.88       2,233
1995                           10.52         0.01          (0.97)          (0.01)         0.00          9.55    (9.11)        505
1994 (3)                       10.33         0.00           0.19            0.00          0.00         10.52     1.84         171
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                        $11.23       $ 0.14          $1.62          $(0.14)        $0.00        $12.85    15.76%+  $ 49,500
1997(4)                        10.00         0.16           1.23           (0.16)         0.00         11.23    13.98      41,580
CLASS B
1997**                        $11.24       $ 0.11          $1.63          $(0.13)        $0.00        $12.85    15.53%+  $  2,885
1997 (4)                       10.00         0.15           1.24           (0.15)         0.00         11.24    13.98       1,504
------------------------------------------------------------------------------------------------------------------------------------

  * Annualized
 ** For the six-month period ended July 31, 1997
  + Total return is not annualized.
(1) Commenced operations on December 1, 1993. All ratios for the period have been annualized.
                            The accompanying notes are an integral part of the financial statements.



                                                                                      RATIO OF
                                                                      RATIO OF     NET INVESTMENT
                                                     RATIO OF       EXPENSES TO     INCOME (LOSS)
                                      RATIO OF     NET INVESTMENT     AVERAGE        TO AVERAGE
                                    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS     PORTFOLIO     AVERAGE
                                      AVERAGE       TO AVERAGE       (EXCLUDING      (EXCLUDING     TURNOVER     COMMISSION
                                     NET ASSETS     NET ASSETS        WAIVERS)        WAIVERS)        RATE          RATE
---------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                                 1.15%*        (0.83)%*          1.34%*          (1.02)%*         69%        $0.0608
1997                                   1.15          (0.91)            1.33            (1.09)          119          0.0574
1996                                   1.15          (0.92)            1.32            (1.09)          117           N/A
1995                                   1.15          (0.75)            1.42            (1.02)          126           N/A
1994 (1)                               1.15          (0.83)            1.70            (1.38)            7           N/A
CLASS B
1997**                                 1.40%*        (1.08)%*          1.59%*          (1.27)%*         69%        $0.0608
1997                                   1.40          (1.15)            1.58            (1.33)          119          0.0574
1996                                   1.40          (1.19)            1.57            (1.36)          117           N/A
1995                                   1.40          (0.98)            1.67            (1.25)          126           N/A
1994 (2)                               1.40          (1.08)            2.15            (1.83)            7           N/A
---------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                                 1.02%*         0.16%*           1.27%*          (0.09)%*         78%        $0.0908
1997                                   1.02          (0.01)            1.28            (0.27)           90          0.0739
1996                                   1.02           0.08             1.27            (0.17)          119           N/A
1995                                   1.02           0.28             1.33            (0.03)          107           N/A
1994 (1)                               1.02           0.12             1.51            (0.37)            7           N/A
CLASS B
1997**                                 1.27%*        (0.09)%*          1.52%*          (0.34)%*         78%        $0.0908
1997                                   1.27          (0.27)            1.53            (0.53)           90          0.0739
1996                                   1.27          (0.16)            1.52            (0.41)          119           N/A
1995                                   1.27           0.02             1.58            (0.29)          107           N/A
1994 (3)                               1.27           0.19             2.01            (0.55)            7           N/A
---------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
CLASS A
1997**                                 1.19%*         2.45%*           1.26%*           2.38%*          40%        $0.0845
1997(4)                                1.20           3.27             1.25             3.22            10          0.0787
CLASS B
1997**                                 1.44%*         2.14%*           1.51%*           2.07%*          40%        $0.0845
1997 (4)                               1.45           3.02             1.50             2.97            10          0.0787
---------------------------------------------------------------------------------------------------------------------------

(2) Commenced operations on December 29, 1993. All ratios for the period have been annualized.
(3) Commenced operations on December 31, 1993. All ratios for the period have been annualized.
(4) Commenced operations on August 2, 1996. All ratios for the period have been annualized.

                     The accompanying notes are an integral part of the financial statements.


                                     32 &33

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Arbor Fund (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993, other than those related to organizational matters and the sale of initial shares to SEI Fund Resources (the "Administrator"), on October 9, 1992. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's OVB Family of Funds. The OVB Family of Funds includes the Prime Obligations Portfolio (the "Money Market Portfolio"), Capital Appreciation Portfolio, Emerging Growth Portfolio, Equity Income Portfolio (the "Equity Portfolios"), Government Securities Portfolio and West Virginia Tax-Exempt IncomePortfolio (the "Fixed Income Portfolios"). The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The Portfolios are registered to offer two classes of shares:Class A and Class B (see note 3).

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolios.

SECURITY VALUATION--
Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.
    Investment securities held by the Money Market Portfolio are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES--
It is each Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended.

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                                                       JULY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Accordingly, no provision for Federal income taxes is required in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME--
Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Fixed Income Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS--
The Portfolios, except the West Virginia Tax-Exempt Income Portfolio, invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Portfolios may be delayed or limited.

CLASSES--
Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes of shares on the basis of their relative daily net assets.

EXPENSES--
Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net assets. Class B shares bear a class specific 12b-1 fee. Income, other expenses and accumulated realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of relative net asset value each day.

DISTRIBUTIONS--
Distributions from net investment income for the Equity Portfolios are paid to shareholders in the form of quarterly dividends. Distributions from net investment income for the Money Market and Fixed Income Portfolios are declared daily and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined

                                                                     (CONTINUED)

--------------------------------------------------------------------------------

under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT,
AND DISTRIBUTION AGREEMENTS:

One Valley Bank, N.A. (the "Adviser") serves as Investment Adviser to each Portfolio pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio as follows:
Prime Obligations Portfolio --.25%,
Capital Appreciation Portfolio --.95%,
Emerging Growth Portfolio --.95%,
Equity Income Portfolio --.74%,
Government Securities Portfolio --.75%
and West Virginia Tax-Exempt Income Portfolio --.45%. The Adviser has agreed to voluntarily waive a portion of its fee so that the total annual expenses of each Portfolio will not exceed the voluntary expense limitations adopted by the Adviser. In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Adviser, exceed the specific limitations, the Adviser has agreed to bear such excess. Fee waivers by the Adviser are voluntary and may be terminated at any time.
     Wellington Management Company, LLP (the "Sub-Adviser") serves as the Investment Sub-Adviser to the Prime Obligations Portfolio pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser and the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser manages the Portfolio, selects investments, and places all orders for purchases and sales of the Portfolio's securities, subject to the general supervision of the Trustees of the Trust and the Adviser. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of .075% of the first $500 million of "managed assets" and .02% of "managed assets" in excess of $500 million. "Managed assets" are all of the money market fund assets that the Sub-Adviser manages for the Trust, including assets of funds other than the Prime Obligations Portfolio. The fee paid by the Portfolio is based on its proportionate share of "managed assets."
     The Trust and the Administrator have entered into an administration agreement. Under terms of the administration agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .20% of the average daily

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net assets of each Portfolio. There is a minimum annual fee of $100,000 payable to the Administrator by each Portfolio. The Administrator has voluntarily agreed to waive a portion of its fee relating to the West Virginia Tax-Exempt Income Portfolio in order to limit that Portfolio's administration fee to .20% of its average daily net assets on an annualized basis.The Administrator also serves as the shareholder servicing agent for the Trust.Compensation for this service is paid under the administration agreement.
    DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolios under a transfer agency agreement with the Trust.
    The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement. The Class B shares of each Portfolio have a distribution plan (the "Class B Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the Class B Plan, the Trust will pay a fee, at an annual rate of .25% of each Portfolio's average daily net assets attributable to Class B shares to the Distributor as compensation for its services.

4. ORGANIZATIONAL COSTS AND
TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees of approximately $23,000 for organizational work performed by a law firm of which two officers of the Trust and a Trustee of the Trust are partners.
     Certain officers of the Trust and a Trustee are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

                                                                (CONTINUED)

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the period ended July 31, 1997 were as follows:
                     U.S. GOVERNMENT    OTHER INVESTMENT
                       SECURITIES         SECURITIES
                     ---------------    ----------------
                     PURCHASES SALES    PURCHASES  SALES
PORTFOLIO              (000)   (000)      (000)    (000)
---------            --------- -----    ---------  -----
West Virginia Tax-
  Exempt Income      $   --  $    --    $ 7,778 $ 14,619
Government
  Securities          3,417   13,530         --    1,187
Emerging Growth          --       --     31,774   46,116
Capital Appreciation     --       --     86,271  101,830
Equity Income            --    2,005     22,298   15,814

At July 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 1997, for each Equity and Fixed Income Portfolio is as follows:

                                                NET
                  APPRECIATED  DEPRECIATED   UNREALIZED
                  SECURITIES   SECURITIES   APPRECIATION
PORTFOLIO            (000)        (000)        (000)
---------         ----------  ------------  ------------
West Virginia
  Tax-Exempt
  Income           $ 5,839       $(98)        $ 5,741
Government
  Securities         1,991       (143)          1,848
Emerging
  Growth            13,081       (348)         12,733
Capital
  Appreciation      39,092        (52)         39,040
Equity
  Income             9,176       (156)          9,020

    At January 31, 1997, the following Portfolios had available realized capital losses to offset future net capital gains through fiscal year ending:

                                           CAPITAL        POST
                                            LOSS        10/31/96
                                         CARRYFORWARDS  DEFERRED
                 2003      2004    2005    UTILIZED      LOSSES
PORTFOLIO        (000)    (000)    (000)    (000)         (000)
---------       -------  -------  -------  -------       -------
Prime
   Obligations   $ 6      $ --      $--    $    2          $  3
West Virginia
   Tax-Exempt
     Income       24       141       48        --            --
Government
   Securities     --        59       --        12            --
Emerging
   Growth         --        --       --     4,170           903

For tax purposes, capital losses can be carried forward for a maximum of eight years to offset any future net realized capital gains. Post-October deferred losses have been deferred to fiscal year 1998 for tax purposes.

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6. CONCENTRATION OF CREDIT RISK:

The Money Market Portfolio invests primarily in money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories assigned by a nationally recognized statistical rating organization or, if not rated, are believed to be of comparable quality. The Fixed Income Portfolios invest primarily in marketable debt instruments.The market value of these investments will change in response to interest rate changes and other factors.During periods of falling interest rates, the values of debt securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. The ability of the issuers of the securities held by these Portfolios to meet their obligations may be affected by economic and political developments in a specific industry, state or region. Changes by recognized rating organizations in the ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

                                                                              39
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NOTES
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

                                [LOGOS OMITTED]

THE OVB FUNDS
PORTFOLIOS OF THE ARBOR FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER:
One Valley Bank, N.A.
One Valley Square, P.O. Box 1793
Charleston, WV 25326

DISTRIBUTOR:
SEI Investments Distribution Co.
Oaks, PA 19456

SEI Investments Distribution Co., the Distributor of the OVB Funds, is not affiliated with One Valley Bank, N.A.
One Valley Bank, N.A. serves as Investment Adviser for the OVB Funds.

This material must be preceded or accompanied by a current prospectus.

FOR MORE INFORMATION, CALL:

1-800-545-6331


OVB-F-008-04